RULE 497 FILING

On behalf of the Aberdeen Global Equity Fund, Aberdeen Diversified Income Fund, Aberdeen Asia Bond Fund, Aberdeen Global Fixed Income Fund and Aberdeen International Small Cap Fund (the “Funds”), each a series of Aberdeen Funds, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data file included as an exhibit to this filing relates to the amended prospectus filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on March 9, 2016 (Accession No. 0001104659-16-103870), which is incorporated by reference into this Rule 497 Filing.